ALLIANCE MUNICIPAL TRUST -GENERAL PORTFOLIO

ALLIANCE CAPITAL




SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD         VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-88.0%
           ALABAMA-2.1%
           DECATUR SOLID WASTE
           (Trico Steel Co. Project)
           Series '96 AMT VRDN (a)
$ 23,000   3/01/26                                 3.80%     $23,000,000
           DECATUR SOLID WASTE
           (Trico Steel Co. Project)
           Series '97 AMT VRDN (a)
   2,200   1/01/27                                 3.80        2,200,000
                                                             ------------
                                                              25,200,000

           ARIZONA-2.8%
           COCONINO COUNTY PCR
           (Arizona Public Service)
           Series '94A AMT VRDN (a)
   5,000   10/01/29                                5.10        5,000,000
           FLAGSTAFF IDA
           (Woodcrest Apts.)
           AMT VRDN (a)
   7,855   2/01/24                                 3.85        7,855,000
           PHOENIX IDA
           (America West Airlines)
           AMT VRDN (a)
  18,000   8/01/16                                 4.40       18,000,000
           TUCSON IDA
           (Santa Rita Hotel)
           Series B AMT VRDN (a)
   1,765   12/01/16                                4.05        1,765,000
                                                             ------------
                                                              32,620,000

           ARKANSAS-2.2%
           CLARK COUNTY SOLID WASTE
           (Reynolds Metals Co. Project)
           Series '93 AMT VRDN (a)
   4,000   8/01/22                                 3.95        4,000,000
           MILLER COUNTY
           (Tyson Foods, Inc. Project)
           Series '96 AMT VRDN (a)
   7,500   11/01/21                                4.20        7,500,000
           UNION COUNTY SOLID WASTE
           (Deltic Timber/Temple Inland)
           AMT VRDN (a)
$ 14,500   10/01/27                                3.80%      14,500,000
                                                             ------------
                                                              26,000,000

           CALIFORNIA-2.9%
           CALIFORNIA HIGHER ED.
           Student Loan Revenue
           Series B PPB (a)
   7,000   7/01/02                                 4.00        7,000,000
           CALIFORNIA PCR
           (Pacific Electric & Gas)
           Series '97B AMT VRDN (a)
   4,000   11/01/26                                4.95        4,000,000
           LOS ANGELES HFA MFHR
           (Sand Canyon Village Project)
           Series '89A AMT VRDN (a)
   4,200   11/01/09                                4.50        4,200,000
           LOS ANGELES HFA MFHR
           (Valencia Village Project)
           VRDN (a)
   8,000   10/01/14                                4.50        8,000,000
           LOS ANGELES MFHR
           (Studio Colony Project)
           Series '85C VRDN (a)
  10,881   5/01/07                                 4.35       10,881,000
                                                             ------------
                                                              34,081,000

           COLORADO-1.8%
           COLORADO STUDENT LOAN
           Series '90A AMT VRDN (a)
   7,100   9/01/24                                 3.75        7,100,000
           COLORADO STUDENT LOAN
           Series '97D AMT VRDN (a)
  13,900   7/01/27                                 3.75       13,900,000
                                                             ------------
                                                              21,000,000

           DELAWARE-1.2%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Orient Chemical Co.)
           AMT VRDN (a)
   2,620   11/01/99                                4.53        2,620,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Delaware Clean Power Project)
           Series '97A AMT VRDN (a)
$ 10,000   8/01/29                                 3.75%     $10,000,000
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Delmarva Power & Light)
           Series '88 AMT VRDN (a)
   1,500   10/01/17                                5.25        1,500,000
                                                             ------------
                                                              14,120,000

           DISTRICT OF COLUMBIA-1.4%
           DISTRICT OF COLUMBIA
           Series '92 A-4 VRDN (a)
   3,500   10/01/07                                5.15        3,500,000
           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing) AMT VRDN (a)
  13,200   8/01/25                                 4.50       13,200,000
                                                             ------------
                                                              16,700,000

           FLORIDA-1.2%
           BROWARD COUNTY HFA SFMR
           Series '97B AMT PPB (a)
   8,500   10/01/30                                4.05        8,500,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Project)
           Series '89 VRDN (a)
   2,600   2/01/19                                 4.65        2,600,000
           LEE COUNTY IDA
           (Cypress Cove Healthpark)
           Series '97C VRDN (a)
   3,000   10/01/04                                3.65        3,000,000
                                                             ------------
                                                              14,100,000

           GEORGIA-3.3%
           BURKE COUNTY DEVELOPMENT
           AUTHORITY PCR
           (Oglethorpe Power Corp./
           Vogtle Project)
           Series '97B AMBAC
  19,000   5/28/98                                 3.80%      19,000,000
           COLLEGE PARK IDA
           (Wynefield 1 Project) AMT VRDN (a)
   3,900   12/01/16                                4.15        3,900,000
           GEORGIA HFA SFMR
           Sub Series D-2
           FGIC AMT PPB (a)
   8,800   12/01/28                                3.85        8,800,000
           SAVANNAH ECONOMIC DEVELOPMENT
           AUTHORITY FACILITY REVENUE
           (Georgia Kaolin)
           Series '97 AMT VRDN (a)
   3,000   7/01/27                                 4.35        3,000,000
           SUMMERVILLE IDA
           (Image Industries Project)
           Series '97 AMT VRDN (a)
   4,000   9/01/17                                 4.35        4,000,000
                                                             ------------
                                                              38,700,000

           HAWAII-2.1%
           HAWAII DEPARTMENT OF
           BUDGET & FINANCE
           (Wailuku River Hydro Project)
           Series '91 AMT VRDN (a)
  13,875   12/01/21                                4.80       13,875,000
           HAWAII HOUSING FINANCE &
           DEVELOPMENT CORP.
           (Kamakee Vista Apts.)
           Series '90A VRDN (a)
  11,100   7/01/25                                 4.30       11,100,000
                                                             ------------
                                                              24,975,000

           ILLINOIS-9.8%
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series B AMT VRDN (a)
  16,400   2/01/24                                 4.70       16,400,000


2



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN (a)
$ 24,700   1/01/18                                 3.95%     $24,700,000
           CHICAGO IDR
           (BTI, Inc. Project)
           Series A AMT VRDN (a)
   3,800   9/01/27                                 4.30        3,800,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN (a)
  17,980   7/01/18                                 4.30       17,980,000
           FRANKLIN PARK IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN (a)
   5,000   2/01/07                                 4.25        5,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Power Conversion Products Inc.)
           Series '97 AMT VRDN (a)
   5,000   6/01/13                                 4.00        5,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Tajon Warehousing Corp.)
           Series A AMT VRDN (a)
   3,400   1/01/10                                 4.25        3,400,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Valspar Corp.) Series '95
           AMT VRDN (a)
   6,000   8/01/15                                 4.30        6,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY IDR
           (THK America Inc. Project)
           Series '91 AMT VRDN (a)
   3,700   7/01/11                                 4.35        3,700,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY PCR
           (Illinois Power Co.)
           Series '87C AMT VRDN (a)
  11,900   3/01/17                                 4.60       11,900,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY PCR
           (Waste Management, Inc. Project)
           Series '97 AMT VRDN (a)
  10,000   1/01/10                                 4.15%      10,000,000
           LAKE COUNTY IDB
           (Okamato Corp.)
           Series '85 AMT VRDN (a)
   3,100   10/01/15                                4.20        3,100,000
           RICHMOND IDR
           (Maclean-Fogg Project)
           AMT VRDN (a)
   3,800   2/01/10                                 4.15        3,800,000
                                                             ------------
                                                             114,780,000

           INDIANA-0.5%
           ALLEN COUNTY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Mattel Power Wheels Inc.)
           AMT VRDN (a)
   2,400   12/01/18                                4.00        2,400,000
           PRINCETON IDA
           (Orion Denki America, Inc. Project)
           Series '87 AMT VRDN (a)
   3,545   5/01/17                                 4.20        3,545,000
                                                             ------------
                                                               5,945,000

           KANSAS-0.4%
           WICHITA COUNTY
           (CSJ Health Systems)
           Series XXV '85 VRDN (a)
   4,900   10/01/11                                4.35        4,900,000

           KENTUCKY-2.0%
           BOWLING GREEN IDR
           (TWN Fastener Inc.)
           Series '88 AMT VRDN (a)
   4,125   3/01/08                                 4.35        4,125,000
           BOWLING GREEN IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN (a)
   5,400   3/01/25                                 4.35        5,400,000
           HOPKINSVILLE IDR
           (American Precision)
           AMT VRDN (a)
   3,000   5/01/00                                 4.40        3,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           JEFFERSON COUNTY
           INDUSTRIAL DEVELOPMENT
           (Strawberry Lane Venture)
           AMT VRDN (a)
$  2,960   7/01/19                                 4.40%     $ 2,960,000
           KENTUCKY RURAL ECONOMIC
           DEVELOPMENT AUTHORITY
           (Heaven Hill Project)
           AMT VRDN (a)
   2,400   10/01/16                                4.40        2,400,000
           LOUISVILLE & JEFFERSON
           AIRPORT AUTHORITY
           Series '97AA-1 AMT VRDN (a)
   4,000   6/30/02                                 4.20        4,000,000
           WARSAW
           (SDI Operating Partners)
           Series '88 AMT VRDN (a)
   1,800   8/01/09                                 3.95        1,800,000
                                                             ------------
                                                              23,685,000

           LOUISIANA-0.7%
           CALCASIEU PARISH IDR
           (Citgo Petroleum Corp.)
           Series '94 AMT VRDN (a)
   2,100   12/01/24                                5.15        2,100,000
           PARISH OF IBERVILLE
           (Dow Chemical Project)
           AMT VRDN (a)
   6,500   8/01/01                                 3.80        6,500,000
                                                             ------------
                                                               8,600,000

           MAINE-0.3%
           WESTBROOK IDA
           (D & G Group Project)
           AMT VRDN (a)
   3,100   6/01/07                                 4.35        3,100,000

           MICHIGAN-1.0%
           MICHIGAN HOSPITAL FINANCE AUTHORITY
           (Obligated Hospital Group)
           VRDN(a)
   3,000   11/01/11                                4.15        3,000,000
           MICHIGAN STRATEGIC FUND
           (Detroit Edison Co.)
           Series '95C VRDN (a)
   8,500   9/01/30                                 5.00        8,500,000
                                                             ------------
                                                              11,500,000

           MINNESOTA-0.8%
           DULUTH COUNTY HEALTH
           CARE FACILITIES
           (Miller Dawn Medical Center Project)
           VRDN (a)
   9,200   6/01/19                                 5.25%       9,200,000

           MISSOURI-0.7%
           MISSOURI HEALTH &
           EDUCATIONAL FACILITIES
           (Barnes Hospital Project)
           Series '85 VRDN (a)
   8,000   12/01/15                                3.65        8,000,000

           NEBRASKA-0.6%
           NEBRASKA FINANCING AUTHORITY SFHR
           Series '97C AMT PPB (a)
   7,300   9/01/29                                 3.90        7,300,000

           NEVADA-0.8%
           NEVADA IDB
           (Pilot Company Project)
           Series '91A AMT VRDN (a)
   4,400   7/01/16                                 3.80        4,400,000
           WASHOE COUNTY IDR
           (Sierra Pacific Power Co.)
           Series '90 AMT VDRN (a)
   5,000   12/01/20                                5.10        5,000,000
                                                             ------------
                                                               9,400,000

           NEW HAMPSHIRE-2.3%
           NEW HAMPSHIRE HFA MFHR
           (Countryside Ltd. Project)
           Series '94 AMT VRDN (a)
   7,040   7/01/24                                 3.90        7,040,000
           NEW HAMPSHIRE IDA
           (SCI Manufacturing, Inc.)
           Series '89 AMT VRDN (a)
   5,700   6/01/14                                 4.05        5,700,000


4



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW HAMPSHIRE PCR
           (Public Service Co. of NH Project)
           Series '92D AMT VRDN (a)
$ 14,700   5/01/21                                 3.80%     $14,700,000
                                                             ------------
                                                              27,440,000

           NEW JERSEY-2.4%
           JERSEY CITY GO BAN
   5,400   2/05/98                                 3.85        5,400,197
           JERSEY CITY GO BAN
           Renewal Notes
  23,000   9/18/98                                 3.90       23,076,383
                                                             ------------
                                                              28,476,580

           NEW MEXICO-0.6%
           NEW MEXICO HFA SFMR
           (Home Mortgage Revenue)
           Series '97-2 AMT PPB (a)
   5,000   10/15/98                                3.90        5,000,000
           NEW MEXICO HFA SFMR
           (Home Mortgage Revenue)
           Series '97D-2 AMT PPB (a)
   2,500   7/01/30                                 3.95        2,500,000
                                                             ------------
                                                               7,500,000

           NEW YORK-1.9%
           ERIE COUNTY IDA SOLID WASTE
           (Canfibre Lackawanna)
           Series '97 AMT VRDN (a)
   9,000   12/01/27                                4.30        9,000,000
           NEW YORK STATE ERDA
           (Lilco) Series '94A
           AMT VRDN (a)
  12,900   10/01/24                                3.80       12,900,000
                                                             ------------
                                                              21,900,000

           NORTH CAROLINA-0.5%
           WAKE COUNTY PCR
           (Carolina Power & Light Co. Project)
           Series '87 AMT VRDN (a)
   6,400   3/01/17                                 5.40        6,400,000

           NORTH DAKOTA-1.3%
           NORTH DAKOTA HFA SFMR
           (Home Mortgage Revenue)
           Series '97C AMT PPB (a)
  15,000   8/04/98                                 4.00       15,000,000

           OHIO-2.0%
           OHIO AIR QUALITY AUTHORITY
           (Ohio Edison Project)
           Series B AMT PPB (a)
   7,000   5/01/18                                 4.10        7,000,000
           OHIO HFA
           (Residential Mortgage Revenue)
           Series '97A-2 AMT PPB (a)
  16,000   3/01/28                                 3.65       16,000,000
                                                             ------------
                                                              23,000,000

           OREGON-2.1%
           OREGON ECONOMIC
           DEVELOPMENT CORP. IDR
           (McFarland Cascade Project)
           AMT VRDN (a)
   1,690   11/01/16                                4.30        1,690,000
           PORT OF PORTLAND IDR
           (Portland Bulk Terminals)
           Series '96 AMT VRDN (a)
  23,600   10/01/25                                4.25       23,600,000
                                                             ------------
                                                              25,290,000

           PENNSYLVANIA-3.1%
           DELAWARE COUNTY IDA
           (Cliff House Assisted)
           Series '97 AMT VRDN (a)
   9,000   8/01/12                                 4.35        9,000,000
           PENNSYLVANIA ECONOMIC DEVELOPMENT
           FINANCE AUTHORITY
           (National Gypsum Co.)
           Series '97A AMT VRDN (a)
   7,500   11/01/32                                3.85        7,500,000
           PHILADELPHIA GO TRAN
           Series '97A
  20,000   6/30/98                                 4.00       20,047,405
                                                             ------------
                                                              36,547,405


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           RHODE ISLAND-0.1%
           PROVIDENCE
           (Public Park Garage)
           Series '91 AMT VRDN (a)
$  1,000   12/01/22                                3.75%     $ 1,000,000
           SOUTH CAROLINA-4.5%
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN (a)
  19,500   9/01/28                                 3.80       19,500,000
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '96 AMT VRDN (a)
  11,000   3/01/29                                 3.80       11,000,000
           BERKELEY COUNTY IDR
           (Nucor Corp. Project)
           Series '97 AMT VRDN (a)
   4,000   4/01/30                                 3.80        4,000,000
           FLORENCE COUNTY SOLID WASTE
           (Roche Carolina Inc.)
           Series '97 AMT VRDN (a)
   3,000   4/01/27                                 5.10        3,000,000
           LAURENS COUNTY IDR
           (Nicca USA Project)
           AMT VRDN (a)
   8,500   4/01/09                                 4.65        8,500,000
           SOUTH CAROLINA JOBS IDR
           (Venture Packaging)
           Series '95 AMT VRDN (a)
   6,985   4/01/16                                 4.25        6,985,000
                                                             ------------
                                                              52,985,000

           SOUTH DAKOTA-0.4%
           SOUTH DAKOTA HDA SFMR
           (Home Mortgage Revenue)
           Series '97H AMT
   4,300   8/13/98                                 3.95        4,300,000

           TENNESSEE-4.2%
           MEMPHIS-SHELBY COUNTY
           AIRPORT REVENUE
           Series '96B AMT VRDN (a)
  17,300   3/01/14                                 4.25       17,300,000
           MONTGOMERY COUNTY
           PUBLIC BUILDING AUTHORITY
           Series '97 VRDN (a)
   5,500   11/01/27                                4.20        5,500,000
           TENNESSEE HDA
           Series '97-1 AMT PPB (a)
   3,600   2/19/98                                 3.75        3,600,000
           VOLUNTEER STATE STUDENT
           LOAN REVENUE
           Series '87A-3 AMT VRDN (a)
  22,700   12/01/17                                3.90       22,700,000
                                                             ------------
                                                              49,100,000

           TEXAS-8.2%
           BRAZOS RIVER AUTHORITY
           (Dow Chemical Co. Project)
           Series '96 AMT VRDN (a)
   1,700   4/01/26                                 5.15        1,700,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '95 VRDN(a)
  18,370   4/01/30                                 5.10       18,370,000
           BRAZOS RIVER HARBOR DISTRICT
           (Dow Chemical Co. Project)
           Series '97 AMT VRDN (a)
  13,300   5/01/27                                 5.15       13,300,000
           BRAZOS RIVER HARBOR DISTRICT
           (Dow Chemical)
           Series '92A AMT VRDN (a)
   5,700   12/01/18                                5.15        5,700,000
           BRAZOS RIVER IDR
           (Dow Chemical Co. Project)
           Series '93 AMT VRDN (a)
  11,700   5/01/23                                 5.15       11,700,000
           CALHOUN COUNTY IDA
           (Formosa Plastics Corp.)
           Series '94 VRDN (a)
   2,000   11/01/15                                3.80        2,000,000


6



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           GREATER EAST TEXAS
           STUDENT LOAN REVENUE
           Series '95A AMT PPB (a)
$  5,400   5/01/11                                 4.10%     $ 5,400,000
           GULF COAST IDA
           (Gruma Corp. Project)
           AMT VRDN (a)
   6,440   11/01/09                                4.85        6,440,000
           GULF COAST SOLID WASTE IDA
           (Citgo Petroleum Corp.)
           Series '94 AMT VRDN (a)
   3,100   4/01/26                                 5.15        3,100,000
           PANHANDLE PLAINS
           STUDENT LOAN REVENUE
           Series '95A AMT VRDN (a)
   5,800   6/01/21                                 3.75        5,800,000
           PANHANDLE PLAINS
           STUDENT LOAN REVENUE
           Series '97Y AMT VRDN (a)
   8,000   10/01/02                                3.75        8,000,000
           PORT CORPUS CHRISTI
           SOLID WASTE IDA
           (Citgo Petroleum Corp. Project)
           AMT VRDN (a)
   1,100   4/01/26                                 5.15        1,100,000
           SAN ANTONIO IDA
           (Gruma Corp. Project)
           AMT VRDN (a)
   3,695   11/01/09                                3.85        3,695,000
           SOUTH TEXAS STUDENT LOAN REVENUE
           Series '97 AMT VRDN (a)
  10,000   12/01/27                                3.75       10,000,000
                                                             ------------
                                                              96,305,000

           UTAH-4.2%
           CLINTON CITY MFHR
           (Country Pines)
           Series '97 VRDN (a)
   2,900   8/01/19                                 3.90        2,900,000
           SALT LAKE CITY AIRPORT REVENUE
           Series '96A AMT VRDN (a)
  11,200   6/27/01                                 4.20       11,200,000
           SALT LAKE COUNTY SOLID WASTE
           (Kennecott Copper)
           AMT VRDN (a)
   7,200   8/01/30                                 3.85        7,200,000
           UTAH STATE HFA SFMR
           (Home Mortgage Revenue)
           Series '97-2 AMT VRDN (a)
  18,300   7/01/30                                 3.85       18,300,000
           UTAH STATE HFA SFMR
           (Home Mortgage Revenue)
           Series '97-4 AMT VRDN (a)
  10,000   7/01/28                                 4.30       10,000,000
                                                             ------------
                                                              49,600,000

           VIRGINIA-3.6%
           BEDFORD COUNTY IDA
           (Nekoosa Packaging Corp.)
           Series '96 AMT VRDN (a)
   4,000   12/01/25                                4.15        4,000,000
           CHESTERFIELD COUNTY IDR
           (Philip Morris Co.) VRDN (a)
   5,500   4/01/09                                 4.45        5,500,000
           HENRICO COUNTY IDA
           (White Oak Semiconductor-A)
           AMT VRDN (a)
  10,844   10/01/27                                3.80       10,844,000
           HENRICO COUNTY IDA
           (White Oak Semiconductor-B)
           AMT VRDN (a)
  10,000   10/01/27                                3.80       10,000,000
           KING GEORGE COUNTY IDA
           (Birchwood Power Project)
           AMT VRDN (a)
   3,900   4/01/26                                 5.10        3,900,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           KING GEORGE COUNTY IDA
           (Birchwood Power Project)
           Series '97 AMT VRDN (a)
$  1,100   3/01/27                                 5.10%     $ 1,100,000
           PENINSULA PORTS AUTHORITY IDR
           (Ziegler Coal Project)
           Series '97 AMT VRDN (a)
   7,000   5/01/22                                 5.10        7,000,000
                                                             ------------
                                                              42,344,000

           WASHINGTON-6.3%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '91 AMT VRDN (a)
   5,700   6/01/06                                 4.35        5,700,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN (a)
   6,500   8/01/07                                 4.35        6,500,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN (a)
   3,025   12/01/07                                4.35        3,025,000
           PORT OF VANCOUVER IDR
           (United Grain Corp. of Oregon)
           Series '84A VRDN (a)
   1,000   12/01/09                                4.25        1,000,000
           PORT OF VANCOUVER IDR
           (United Grain Corp. of Oregon)
           Series '84B VRDN (a)
   1,300   12/01/09                                4.25        1,300,000
           WASHINGTON HFA
           (Canyon Lakes II Project)
           AMT VRDN (a)
   5,935   10/01/19                                5.00        5,935,000
           WASHINGTON HFA MFHR
           (Larkin Place Apts.)
           Series '96 AMT VRDN (a)
   5,565   7/01/28                                 4.35        5,565,000
           WASHINGTON HFA MFHR
           (LTC Properties Inc. Project)
           AMT VRDN (a)
   2,180   12/01/15                                4.30        2,180,000
           WASHINGTON HFA MFHR
           (Marketplace Apts.)
           Series '97A AMT VRDN (a)
   6,020   7/01/29                                 4.30        6,020,000
           WASHINGTON HFA MFHR
           (Merrill Gardens Apts.)
           Series '97A AMT VRDN (a)
   2,000   7/01/22                                 4.30        2,000,000
           WASHINGTON HFA SFMR
           Series '97-1A AMT PPB (a)
   3,385   4/01/98                                 4.00        3,385,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Assisted Living Concepts)
           AMT VRDN (a)
   6,400   1/01/17                                 4.30        6,400,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Brittany Park Project)
           Series A AMT VRDN (a)
   5,000   10/01/21                                4.30        5,000,000
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Hamilton Place) AMT VRDN (a)
   3,000   7/01/28                                 4.35        3,000,000


8



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           WASHINGTON HOUSING
           FINANCE COMMISSION MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN (a)
$  9,800   7/01/25                                 4.35%     $ 9,800,000
           WASHINGTON STUDENT
           LOAN FINANCE ASSOCIATION
           Series '88A AMT VRDN (a)
   7,100   1/01/04                                 4.10        7,100,000
                                                             ------------
                                                              73,910,000

           WEST VIRGINIA-0.8%
           MARION COUNTY
           Res. Rec.:(Grant Town Cogeneration)
           AMT VRDN (a)
   6,100   10/01/17                                3.75        6,100,000
           MARION COUNTY SOLID WASTE
           (Grant Town Cogeneration Project)
           Series '92A AMT VRDN (a)
   3,700   10/01/17                                3.80        3,700,000
                                                             ------------
                                                               9,800,000

           WISCONSIN-0.3%
           WISCONSIN HEALTH &
           EDUCATIONAL FACILITIES
           (Obligated Hospital Group)
           VRDN(a)
   3,000   11/01/26                                3.65        3,000,000

           WYOMING-0.6%
           WYOMING COMMUNITY
           DEVELOPMENT AUTHORITY MFHR
           (Mountainside)
           Series A AMT VRDN (a)
   7,300   9/01/28                                 3.95        7,300,000

           Total Municipal Bonds
           (amortized cost $1,035,103,985)                 1,035,103,985

           COMMERCIAL PAPER-10.2%
           ALABAMA-0.5%
           MONTGOMERY PCR
           (General Electric Co. Project)
           Series '90
   6,305   3/30/98                                 3.75        6,305,000

           COLORADO-2.4%
           DENVER COUNTY AIRPORT REVENUE
           Series A AMT
  10,000   3/27/98                                 3.80       10,000,000
           DENVER COUNTY AIRPORT REVENUE
           Series A AMT
  18,000   2/27/98                                 3.85       18,000,000
                                                             ------------
                                                              28,000,000

           GEORGIA-0.2%
           ATHENS CLARKE IDA
           (Rhone-Merieux Inc. Project)
           Series '88 AMT
   2,900   2/18/98                                 3.80        2,900,000

           HAWAII-1.1%
           HAWAII DEPARTMENT OF
           BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88A AMT
   5,000   2/12/98                                 3.90        5,000,000
           HAWAII DEPARTMENT OF
           BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88C AMT
   7,790   2/12/98                                 3.90        7,790,000
                                                             ------------
                                                              12,790,000

           INDIANA-0.4%
           MOUNT VERNON PCR
           (General Electric Co. Project)
           Series '89A
   4,500   3/30/98                                 3.75        4,500,000


9


STATEMENT OF NET ASSETS (CONTINUED)

                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PENNSYLVANIA-0.2%
           VENANGO IDA
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
$  2,000   3/27/98                                 3.80%     $ 2,000,000

           PUERTO RICO-1.3%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
  15,000   2/12/98                                 3.75       15,000,000

           TEXAS-3.0%
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utilities Project)
           Series '94A AMT
   9,470   4/09/98                                 3.80        9,470,000
           CITY OF AUSTIN
           Series A
  17,500   1/22/98                                 3.75       17,500,000
           TEXAS GO
           Public Finance Authority
           Series '93A
   9,000   4/01/98                                 3.75        9,000,000
                                                             ------------
                                                              35,970,000

           VIRGINIA-1.1%
           NORFOLK IDA
           (Sentara Health System)
  13,000   3/27/98                                 3.80       13,000,000

           Total Commercial Paper
           (amortized cost $120,465,000)                     120,465,000

           TOTAL INVESTMENTS-98.2%
           (amortized cost $1,155,568,985)                 1,155,568,985
           Other assets less liabilities-1.8%                 21,145,094

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,178,631,870 shares outstanding)              $1,176,714,079


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     ERDA   Energy Research & Development Authority
     FGIC   Financial Guaranty Insurance Company
     GO     General Obligation
     HAD    Housing Development Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFHR   Single Family Housing Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


10



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $21,982,959

EXPENSES
  Advisory fee (Note B)                              $2,861,925
  Distribution assistance and administrative
    service (Note C)                                  1,799,935
  Transfer agency (Note B)                              453,620
  Registration fees                                     184,179
  Custodian fees                                        114,015
  Printing                                               51,980
  Audit and legal fees                                   30,912
  Trustees' fees                                          1,812
  Miscellaneous                                           9,634
  Total expenses                                                     5,508,012
  Net investment income                                             16,474,947

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                              80
  Net change in unrealized appreciation of investments                  (6,527)
  Net loss on investment transactions                                   (6,447)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $16,468,500


See notes to financial statements.


11



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

                                               SIX MONTHS ENDED
                                                 DEC. 31, 1997     YEAR ENDED
                                                   (UNAUDITED)   JUNE 30, 1997
                                                --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $ 16,474,947  $   32,634,656
  Net realized gain on investment transactions              80           4,405
  Net change in unrealized appreciation
    of investments                                      (6,527)          6,527
  Net increase in net assets from operations        16,468,500      32,645,588

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                            (16,474,947)    (32,634,656)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                 197,201,793    (168,508,551)
  Total increase (decrease)                        197,195,346    (168,497,619)

NET ASSETS
  Beginning of period                              979,518,733   1,148,016,352
  End of period                                 $1,176,714,079  $  979,518,733


See notes to financial statements.


12



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1997.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $220,839 for the six months ended December 31, 1997.


13



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $1,430,968. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $368,967 of which $53,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $1,907,871, of which $1,208 expires in the year 2001, $134,924 expires in the year 2002, $4,619 expires in the year 2003 and $1,767,120 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $1,178,621,870. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED    YEAR ENDED
                                             DECEMBER 31, 1997      JUNE 30,
                                                 (UNAUDITED)          1997
                                             -----------------  ---------------
Shares sold                                    3,265,027,611     4,839,300,426
Shares issued on reinvestments of dividends       16,474,947        32,634,656
Shares redeemed                               (3,084,300,765)   (5,040,443,633)
Net increase (decrease)                          197,201,793      (168,508,551)


14



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                1997      ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            ------------  ----------  -----------  ------------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .014         .028         .029         .028(a)      .018(a)      .020(a)
Net realized and unrealized loss on
  investments                                     -0-          -0-          -0-       (.003)          -0-          -0-
Net increase in net asset value from
  operations                                    .014         .028         .029         .025         .018         .020

ADD: CAPITAL CONTRIBUTIONS
Capital contributed by the Adviser                -0-          -0-          -0-        .003           -0-          -0-

LESS: DIVIDENDS
Dividends from net investment income           (.014)       (.028)       (.029)       (.028)       (.018)       (.020)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.89%(c)     2.81%        2.93%        2.83%(d)     1.81%        2.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,177         $980       $1,148       $1,189       $1,134       $1,016
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .96%(c)      .94%         .95%         .94%         .92%         .92%
  Expenses, before waivers and
    reimbursements                               .96%(c)      .94%         .95%         .95%         .94%         .94%
  Net investment income                         2.88%(c)     2.76%        2.90%        2.78%(a)     1.80%(a)     2.02%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  The capital contribution by the Adviser had no effect on total return.


15



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 6 4 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMTSR